Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1

Statement of Earnings (USD $) In Millions, except Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement of income [Abstract]
Sales and other income	$ 1,435	$ 1,111
Product sales	1,422	1,095
Interest, dividends and other	13	16
Cost and expenses	1,077	879
Production costs	708	600
Exploration costs	57	40
Related party transactions	(4)	(4)
General and administrative	68	40
Royalties	40	25
Market development costs	3	3
Depreciation, depletion and amortization	192	175
Impairment of assets (see note D)	1	9
Interest expense	44	28
Accretion expense	7	5
Employment severance costs	4	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other (see note F)	(2)	12
Non-hedge derivative gain and movement on bonds (see note G)	(41)	(61)
Income from continuing operations before income tax and equity income in associates	358	232
Taxation expense (see note H)	(124)	(76)
Equity income in associates	9	25
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	243	181
Less: Net income attributable to noncontrolling interests	(6)	(12)
Net income - attributable to AngloGold Ashanti	237	169
Common stock [Member]
Statement of income [Abstract]
Net income - attributable to AngloGold Ashanti	236	169
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Ordinary shares Per Share	$ 0.62	$ 0.47
Ordinary shares - diluted Per Share	$ 0.62	$ 0.46
Ordinary shares Weighted Shares	382,859,559	363,482,326
Ordinary shares - diluted Shares	383,694,012	364,216,227
Dividend declared per ordinary share (cents)	$ 0.11	$ 0.1
E Ordinary Shares [Member]
Statement of income [Abstract]
Net income - attributable to AngloGold Ashanti	$ 1	$ 0
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Ordinary shares Per Share	$ 0.31	$ 0.23
Ordinary shares - diluted Per Share	$ 0.31	$ 0.23
Dividend declared per ordinary share (cents)	$ 0.06	$ 0.05
E Ordinary shares - basic Shares	2,782,784	3,734,382

Statement of Financial Position (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
ASSETS
Current assets	$ 2,004	$ 1,997
Cash and cash equivalents	619	575
Restricted cash	18	10
Receivables	331	298
Trade	75	53
Recoverable taxes, rebates, levies and duties	161	156
Related parties	3	3
Other	92	86
Inventories (see note C)	785	792
Materials on the leach pad (see note C)	92	91
Derivatives	3	1
Deferred taxation assets	154	214
Assets Held-for-sale, Current	2	16
Property, plant and equipment, net	5,896	5,926
Acquired properties, net	825	836
Goodwill and other intangibles, net	199	197
Other long-term inventory (see note C)	25	27
Materials on the leach pad (see note C)	350	331
Other long-term assets (see note M)	1,084	1,073
Deferred taxation assets	0	1
Total assets	10,383	10,388
LIABILITIES AND EQUITY
Current liabilities	925	1,004
Accounts payable and other current liabilities	710	732
Short-term debt (see note E)	44	133
Short-term debt at fair value (see note E)	2	2
Tax payable	169	134
Liabilities held for sale	0	3
Other non-current liabilities	68	69
Long-term debt (see note E)	1,684	1,730
Long-term debt at fair value (see note E)	847	872
Derivatives	162	176
Deferred taxation liabilities	1,198	1,200
Provision for environmental rehabilitation	529	530
Provision for labor, civil, compensation claims and settlements	44	38
Provision for pension and other post-retirement medical benefits	176	180
Commitments and contingencies
Equity	4,750	4,589
Share capital - 600,000,000 (2010 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 380,977,099 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,120,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,685	8,670
Accumulated deficit	(3,675)	(3,869)
Accumulated other comprehensive income (see note K)	(438)	(385)
Other reserves	37	37
Total AngloGold Ashanti stockholders' equity	4,622	4,466
Noncontrolling interests	128	123
Total liabilities and equity	$ 10,383	$ 10,388

Statement of Financial Position (Parentheticals) (ZAR)	Mar. 31, 2011	Dec. 31, 2010
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	380,977,099	380,769,139
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	1,120,000	1,120,000

Statement of Cash Flows (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 503	$ 154
Net income/(loss)	243	181
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	12
Depreciation, depletion and amortization	192	175
Impairment of assets	1	9
Deferred taxation	69	16
Movement in non-hedge derivatives and bonds	(41)	(165)
Equity income in affiliates	(9)	(25)
Dividends received from affiliates	30	16
Other non cash items	4	6
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	7	9
Effect of changes in operating working capital items:
Receivables	(66)	(46)
Inventories	1	(24)
Accounts payable and other current liabilities	66	(10)
Net cash (used)/generated in investing activities	(269)	(116)
Increase in non-current investments	(55)	(28)
Additions to property, plant and equipment	(234)	(169)
Proceeds on sale of mining assets	2	2
Proceeds on sale of investments	15	7
Proceeds on disposal of associates	0	1
Cash inflows from derivatives purchased	0	76
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	0	(5)
Cash of subsidiary disposed	(11)	0
Change in restricted cash	5	0
Net cash generated by financing activities	(194)	(405)
Repayments of debt	(152)	(352)
Issuance of stock	1	0
Net proceeds from debt	0	35
Cash (outflows)/inflows from derivatives with financing	0	(53)
Dividends paid to common stockholders	(43)	(35)
Net increase in cash and cash equivalents	40	(367)
Effect of exchange rate changes on cash	(7)	0
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents ? March 31,	619	733
Cash and cash equivalents - January 1, 2011	586
Cash and cash equivalents of held for sale assets - January 1, 2011	$ 11

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2009	$ 3,445	$ 12	$ 7,836	$ (654)	$ (3,914)	$ 37	$ 128
Opening balance (shares) at Dec. 31, 2009		362,974,807
Net income/(loss)	181				169		12
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	23			23			0
Cash Flow Hedge Gain Loss Reclassified To Earnings Net	24			24			0
Net loss on available-for-sale financial assets arising during the period, net of tax	(6)			(6)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	41
Comprehensive Income Net Of Tax	222
Stock Issues As Part Of Share Incentive Scheme (Shares)		111,676
Stock Issues As Part of Share Incentive Scheme (Values)	4	0	4
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		0
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		23,046
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	6		6
Dividends Cash	(46)				(35)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(11)
Closing balance at Mar. 31, 2010	3,633	12	7,848	(613)	(3,780)	37	129
Closing balance (shares) at Mar. 31, 2010		363,109,529
Opening balance at Dec. 31, 2010	4,589	13	8,670	(385)	(3,869)	37	123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	243				237		6
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	(52)			(51)			(1)
Net loss on available-for-sale financial assets arising during the period, net of tax	(2)			(2)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	(54)
Comprehensive Income Net Of Tax	189
Stock Issues As Part Of Share Incentive Scheme (Shares)		199,875
Stock Issues As Part of Share Incentive Scheme (Values)	8	0	8
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		0
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		8,085
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	5		5
Dividends Cash	(43)				(43)
Closing balance at Mar. 31, 2011	$ 4,750	$ 13	$ 8,685	$ (438)	$ (3,675)	$ 37	$ 128
Closing balance (shares) at Mar. 31, 2011		382,097,099

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement Of Shareholders Equity [Abstract]
Cash Flow Hedge Gain Loss Reclassify To Earnings Net		$ 13
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	$ 0	$ 0

Basis of Presentation	3 Months Ended
Mar. 31, 2011
Basis Of Presentation Abstract
Basis Of Presentation Text Block

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

The balance sheet as at December 31, 2010 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's annual report on Form 20-F for the year ended December 31, 2010.

Accounting Developments	3 Months Ended
Mar. 31, 2011
Summary Of Accounting Policies [Abstract]
Schedule Of New Accounting Pronouncements And Changes In Accounting Principles [Text Block]

Recently adopted pronouncements

Fair value measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of the updated guidance had no impact on the Company's financial statements as the Company does not have Level 3 fair value measurements.

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the FASB issued guidance for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Recently issued pronouncements

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The amendments are effective in the first quarter of 2012. The Company does not expect the adoption of the updated guidance to have a material impact on the Company's financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The current option in US GAAP that permits the presentation of other comprehensive income in the statement of changes in equity will be eliminated. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. The Company plans to adopt the two consecutive statement approach and does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Inventories	3 Months Ended
Mar. 31, 2011
Inventory
Inventories
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	183	184
Gold on hand (doré/bullion)	46	77
Ore stockpiles	349	324
Uranium oxide and sulfuric acid	38	43
Supplies	261	255
	877	883
Less: Materials on the leach pad(1)	(92)	(91)
	785	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	350	331
Ore stockpiles	25	27
	375	358
Less: Materials on the leach pad(1)	(350)	(331)
	25	27
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairment of Assets	3 Months Ended
Mar. 31, 2011
Impairment Tables [Abstract]
Asset Impairment Charges Text Block

Impairments are made up as follows:

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Write-off of mining assets at Savuka	1	-

Continental Africa

Write-off of tailings storage facility at Iduapriem	-	8
Write-off of vehicles and heavy mining equipment at Geita	-	1
	1	9

Debt	3 Months Ended
Mar. 31, 2011
Long-Term Debt [Abstract]
Long Term Debt
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At March 31, 2011
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2010
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

	Loan facilities
	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. During the first quarter of 2011, an amount of $50 million drawn under this facility was repaid.

	Details of the revolving credit facility are summarized as follows:

		At March 31, 2011
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
				(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

		At December 31, 2010
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	950	50
				1,000	950	50

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Debt carried at amortized cost (continued)

FirstRand Bank Limited short-term loan facility (3)

During the first quarter of 2011, the Company repaid an amount of $99 million and terminated its short-term loan facility, entered into during November 2010, with FirstRand Bank Limited. The loan was ZAR based.

(3)	Outstanding amounts bear interest at a margin of 0.95 percent over the Johannesburg Interbank Agreed Rate ("JIBAR").

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(In US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	636	630
Accrued interest	9	3
	645	633

Convertible bond derivative liability
Balance at beginning of period	176	175
Fair value movements on conversion features of convertible bonds	(14)	1
Balance at end of period	162	176

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative loss and movement on bonds in the income statement - refer to Note G.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at March 31, 2011, the actual share price was $47.95.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(In US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	847	872
Accrued interest included in short-term debt at fair value	2	2
	849	874

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	3 Months Ended
Mar. 31, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	5	6
Impairment of other receivables	1	4
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	1
Mining contractor termination costs	-	1
Royalties received (2)	(8)	-
Profit on disposal of the Company's subsidiary ISS International Limited (3)	(2)	-

	(2)	12

Taxation (expense)/benefit on above items	-	-

(1) Indirect taxes and legal claims are in respect of:
Ghana	5
Tanzania		2
Guinea		4

(2) Royalties received are mainly from Newmont Mining Corporation (2009 sale of Boddington Gold mine) and Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine).

(3) ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

Non-Hedge Derivative Gain	3 Months Ended
Mar. 31, 2011
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	17	61

The net gain recorded in the three months ended March 31, 2011 relates to the fair value movements of the conversion features of convertible bonds and the warrants on shares.

During the latter part of 2010, the Company eliminated its gold hedge book. The final phase of the hedge restructuring was funded with proceeds from the equity offering and the three-year mandatory convertible bonds issued in September 2010, as well as cash from internal sources and debt facilities.

As a result of the accelerated cash settlement of the normal purchase and sale exempted (“NPSE”) contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At March 31,	At December 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative loss)	-	131
Realized settlements	-	(687)
Liability at end of period	-	-

Movement on bonds

	At March 31,	At March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds	24	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note E.

Income Tax	3 Months Ended
Mar. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax
The net taxation expense in the three months ended March 31, 2011 compared to a net expense for the same period in 2010, constitutes the following:

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation	55	60
Charge for deferred taxation (1)	69	16
	124	76

Income from continuing operations before income tax and equity income in associates (2)	358	232

(1) The higher deferred taxation in 2011 mainly relates to the reversal of deferred taxation assets arising from the utilization of tax losses in South Africa.

(2) The higher tax charge for the three months ended March 31, 2011 is mainly due to higher earnings and the reversal of deferred taxation assets.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
(in US Dollars, millions)

Balance at January 1, 2011	52
Additions for tax positions identified in prior years	1
Translation	(1)
Balance as at March 31, 2011 (1)	52

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the three months ended and as at March 31, 2011, interest recognized and interest accrued amounted to:

Interest recognized during the three months ended March 31, 2011	-
Interest accrued as at March 31, 2011	8

Segment Information	3 Months Ended
Mar. 31, 2011
Segment and Geographical Information
Segment and Geographical Information

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among, operations.

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	564	380
Continental Africa	543	402
Australasia	98	113
Americas	305	233
Other, including Corporate and Non-gold producing subsidiaries	5	3
	1,515	1,131
Less: Equity method investments included above	(80)	(89)
Plus: Loss on realized non-hedge derivatives included above	-	69
Total revenues	1,435	1,111

Segment income/(loss)
South Africa	197	91
Continental Africa	157	80
Australasia	8	33
Americas	146	120
Other, including Corporate and Non-gold producing subsidiaries	(54)	(45)
Total segment income	454	279

The following are included in segment income/(loss):

Interest revenue
South Africa	4	5
Continental Africa	1	1
Australasia	2	-
Americas	1	2
Other, including Corporate and Non-gold producing subsidiaries	-	1
Total interest revenue	8	9

Interest expense
South Africa	2	1
Continental Africa	-	2
Americas	-	1
Other, including Corporate and Non-gold producing subsidiaries	42	24
Total interest expense	44	28

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(1)
Continental Africa	15	26
Other, including Corporate and Non-gold producing subsidiaries	(6)	-
Total equity income in associates	9	25

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	454	279
Exploration costs	(57)	(40)
General and administrative expenses	(68)	(40)
Market development costs	(3)	(3)
Non-hedge derivative gain and movement on bonds	41	61
Taxation expense	(124)	(76)
Noncontrolling interests	(6)	(12)
Net income - attributable to AngloGold Ashanti	237	169

	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,242	3,370
Continental Africa	4,067	4,093
Australasia	565	534
Americas	2,225	2,170
Other, including Corporate and Non-gold producing subsidiaries	284	221
Total segment assets	10,383	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Income(Loss) Per Share Data	3 Months Ended
Mar. 31, 2011
Earnings Per Share
Earnings Per Share
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	193	134
E Ordinary shares undistributed income	1	-
Total undistributed income	194	134

Ordinary shares distributed income	43	35
E Ordinary shares distributed income	-	-
Total distributed income	43	35

Numerator - Net income

Attributable to Ordinary shares	236	169
Attributable to E Ordinary shares	1	-
Total attributable to AngloGold Ashanti	237	169

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	381,272,542	362,295,477
Fully vested options(1)	1,587,017	1,186,849
Weighted average number of ordinary shares	382,859,559	363,482,326

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	834,453	733,901
Dilutive potential of convertible bonds(2)	-	-
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	383,694,012	364,216,227
Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,782,784	3,734,382

(1) Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

The calculation of diluted income per common share for the three months ended March 31, 2011 and 2010 did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2) Issuable upon the exercise of convertible bonds	33,524,615	15,384,615

Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Comprehensive Income Note Text Block
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(385)	(654)
Translation (loss)/gain	(51)	23
Financial instruments	(2)	18
Total accumulated other comprehensive income	(438)	(613)

Total accumulated other comprehensive income includes the following:
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)
Net cumulative loss in respect of cash flow hedges, net of tax	(2)	(2)

Total gains in respect of available for sale financial assets, net of tax	88	89
Total losses in respect of available for sale financial assets, net of tax	(1)	-

Comprehensive income consists of the following:
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income	243	181
Translation (loss)/gain	(52)	23
Financial instruments	(2)	18
Total comprehensive income	189	222

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	184	210
Noncontrolling interests	5	12
	189	222

Employee Benefit Plans	3 Months Ended
Mar. 31, 2011
Pension And Other Postretirement And Postemployment Benefit Plans Noncurrent Liabilities Abstract
Provision for Pension and Other Post-Retirement Medical Benefits

The Company has made provision for pension and provident schemes covering substantially all employees.

	Three months ended March 31,
	2011		2010
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	2	-	2	1
Interest cost	5	4	4	3
Expected return on plan assets	(7)	-	(6)	-
Net periodic benefit cost	-	4	-	4

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2011 (1)	7
	Actual contribution for the three months ended March 31, 2011	2

(1)	The Company's expected contribution to its pension plan in 2011 as disclosed in the Company's Form 20-F for the year ended December 31, 2010.

Other Long-Term Assets	3 Months Ended
Mar. 31, 2011
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	7	7
Investments in associates - listed	3	3
Investments in equity accounted joint ventures	616	601
Carrying value of equity method investments	626	611

Investment in marketable equity securities - available for sale	124	124
Investment in marketable debt securities - held to maturity	12	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	101	89
Restricted cash	19	33
Other non-current assets	191	192
	1,084	1,073

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	37	35
Gross unrealized gains	88	89
Gross unrealized losses	(1)	-
Fair value (net carrying value)	124	124

The Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2011

Aggregate fair value of investments with unrealized losses	7	-	7
Aggregate unrealized losses	(1)	-	(1)

At December 31, 2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

		At March 31,	At December 31,
		2011	2010
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	12	13
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $14 million (2010: $14 million) and gross unrealized gains of $2 million (2010: $1 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investment mainly represent shares held in XDM Resources Limited. (1)

	Investment in non-marketable debt securities - held to maturity	101	89
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at March 31, 2011 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Up to three years	1
	Three to seven years	11
		12

	Non-marketable debt securities

	Less than one year	101

	Restricted cash	19	33
	Restricted cash represent cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $12 million (2010: $8 million) are included in other non-current assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.

Derivative Instruments	3 Months Ended
Mar. 31, 2011
Schedule Of Derivative Instruments [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. The ineffective portion of cash flow hedges recognized in loss on non-hedge derivatives in the income statement during the three months ended March 31, 2011 was  $nil million. As at March 31, 2011, the Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure. Cash flow hedge losses pertaining to capital expenditure of  $3 million as at March 31, 2011 are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense until 2017.

A gain on non-hedge derivatives of  $17 million was recorded in the three months ended March 31, 2011 (2010:  $61 million). See note G “Non-hedge derivative gain and movement on bonds” for additional information.

Gold price management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company historically utilized derivatives as part of its hedging of the risk. In order to provide financial exposure to the rising spot price of gold and the potential for enhanced cash-flow generation the Company completed its final tranche of the hedge buy-back program during 2010 and settled all forward gold and foreign exchange contracts that had been used by the Company in the past to manage those risks. At March 31, 2011, there were no net forward sales contracts, net call options sold and net put options sold.

Foreign exchange price risk protection agreements
The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company’s foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at March 31, 2011, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at March 31, 2011 amounts to $3 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at March 31, 2011. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The combined maximum credit risk exposure of the Company as at March 31, 2011 is as follows.

At March 31,
2011
(unaudited)
(In US Dollars, millions)

Warrants on shares	3
3

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at March 31, 2011.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at March 31, 2011 and December 31, 2010, are as follows (assets (liabilities)):

	March 31, 2011		December 31, 2010

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	619	619	575	575
Restricted cash	37	37	43	43
Short-term debt	(44)	(44)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,684)	(1,939)	(1,730)	(2,059)
Long-term debt at fair value	(847)	(847)	(872)	(872)
Derivatives	(159)	(159)	(175)	(175)
Marketable equity securities - available for sale	124	124	124	124
Marketable debt securities - held to maturity	12	14	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	101	101	89	89

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates to fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

Fair value of the derivative assets/(liabilities) split by accounting designation

		At March 31, 2011
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	3	3
Total derivatives		3	3

		At March 31, 2011
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(162)	(162)
Total derivatives		(162)	(162)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2010
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

		At December 31, 2010
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Non-hedge derivative gain/(loss) and movement on bonds recognized
		Three months ended March 31,
		2011	2010
		(unaudited)	(unaudited)

		(in US Dollars, millions)
	Location of gain/(loss) in income
Realized
Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	9
Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	(78)
Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	(1)
Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	1
		-	(69)

Unrealized
Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	(90)
Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	175
Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	14	48
Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	3	(3)
Fair value movement on mandatory convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	24	-
		41	130

Non-hedge derivative gain and movement on bonds		41	61

Other comprehensive income
Three months ended March 31, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		-		-

Other comprehensive income

	Three months ended March 31, 2010
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	37	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		37		-

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognised in 2011	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognised in 2010	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	15	37	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	15	37	(3)
After tax totals	(22)	(4)	24	(2)

Commitments and Contingencies	3 Months Ended
Mar. 31, 2011
Commitments and Contingencies [Abstract]
Commitments And Contingencies Disclosure
Capital expenditure commitments:

At March 31,
2011
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	274
Authorized by the directors but not yet contracted for	2,388
2,662
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing credit facilities and, potentially, additional credit facilities or debt instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At March 31,
2011
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	95
Other tax disputes - Brazil (4)	39
Indirect taxes - Ghana (5)	11
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-

Contingent assets

Royalty - Boddington Gold Mine (7)	-
Royalty - Tau Lekoa Gold Mine (8)	-

Financial guarantees

Oro Group surety (9)	15
AngloGold Ashanti USA reclamation bonds (10)	88
AngloGold Ashanti environmental guarantees (11)	167
Guarantee provided for revolving credit facility (12)	-
Guarantee provided for mandatory convertible bonds (13)	791
Guarantee provided for rated bonds (14)	1,026
Guarantee provided for convertible bonds (15)	742

Hedging guarantees
Gold delivery guarantees (16)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (17)	-
Geita Management Company Limited ("GMC") hedging guarantees (18)	-

2,974

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reliable estimate can be made for the obligation.

(2)	Deep ground water pollution - South Africa

The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for the obligation.

		At March 31,
		2011
		(unaudited)
		(in US Dollars, millions)

(3)	Sales tax on gold deliveries - Brazil

	Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of sales taxes on gold deliveries for export. AngloGold Ashanti Córrego do Sitío Mineração S.A. manages the operation. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The Company's attributable share of the assessments are as follows:
	First assessment	59
	Second assessment	36
		95

(4)	Other tax disputes - Brazil

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The Company’s attributable share of the assessment is approximately:	10

	Subsidiaries of the Company in Brazil are involved in various disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	29
		39

(5)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	11

(6)	ODMWA litigation

	The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeals in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited. A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011.

	Following the judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti.

	The Company will defend the case and any subsequent claims on their merits. Should other individuals or groups lodge similar claims, these too would be defended by the Company and adjudicated by the courts on their merits. In view of the limitation of current information for the estimation of a possible liability, no reasonable estimate can be made for this possible obligation.

		At March 31,
		2011
		(unaudited)
		(in US Dollars, millions)

(7)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Royalties received during the quarter ended March 31, 2011. See Note F.	6
	Royalties received subsequent to March 31, 2011	7

(8)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets.

	Royalties received during the quarter ended March 31, 2011. See Note F.	1

(9)	Oro Group surety	15

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(10)	AngloGold Ashanti USA reclamation bonds	88

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

At March 31,
2011
(unaudited)
(in US Dollars, millions)

(11)	AngloGold Ashanti environmental guarantees	167

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(12)	Guarantee provided for revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four year revolving credit facility.

	The total amount outstanding under this facility as at March 31, 2011 amounted to:	-

(13)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(14)	Guarantee provided for rated bonds	1,026

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(15)	Guarantee provided for convertible bonds	742

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(16)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At March 31, 2011 the Company had no open gold hedge contracts.

(17)	ATS hedging guarantees	-

The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements. At March 31, 2011 the Company had no open gold hedge contracts.

At March 31,
2011
(unaudited)
(in US Dollars, millions)

(18)	GMC hedging guarantees	-

The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements. At March 31, 2011 the Company had no open gold hedge contracts.

	Vulnerability from concentrations

	There is a concentration of risk in respect of recoverable value added tax and fuel duties from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

	The recoverable value added tax and fuel duties are summarized as follows:
	Recoverable value added tax due to the Company	47
	Recoverable fuel duties due to the Company (1)	67

(1)	Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Recent Developments	3 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Announcements made after March 31, 2011:

Restructuring of ESOP and Economic Empowerment Transaction

On April 14, 2011, AngloGold Ashanti Limited, the National Union of Mineworkers (NUM), Solidarity, The Union (UASA), Izingwe Holdings (Proprietary) Limited and the Bokamoso ESOP Board of Trustees announced the restructuring of the empowerment transactions concluded respectively between the Company and the unions, and the Company and Izingwe in 2006.

This restructuring was motivated by the fact that share price performance since the onset of the 2008 global financial crisis led to a situation where the first two tranches of E shares (otherwise known to participants as loan shares), which operate essentially as share appreciation rights, vested and lapsed at no additional value to Bokamoso ESOP beneficiaries and Izingwe.

In order to remedy this situation in a manner that would ensure an element of value accruing to participants, though at a reasonable incremental cost to AngloGold Ashanti shareholders, the scheme will be restructured as follows:

All lapsed loan shares that vested without value will be reinstated;

The strike (base) price will be fixed at R320 per share for the Bokamoso ESOP and R330 for Izingwe;

The notional interest charge will fall away;

As before, 50 percent of any dividends declared will be used to reduce the strike price;

As before, the remaining 50 percent is paid directly to participants under the empowerment transaction; and

The life span of the scheme will be extended by an additional one year, the last vesting being in 2014, instead of 2013. A minimum payout on vesting of the E shares has been set at R40 each and a maximum payout of R70 each per E Share for Izingwe and R90 each for members of the Bokamoso ESOP (i.e. employees), plus the impact of the 50 percent of dividend flow. While the floor price provides certainty to all beneficiaries of the empowerment transactions, the creation of a ceiling serves to limit the cost to AngloGold Ashanti and its shareholders.

The total incremental accounting cost to the Company of this transaction will be approximately  $18 million of which  $12 million will be recorded in subsequent quarters in 2011.

Declaration of Dividends	3 Months Ended
Mar. 31, 2011
Dividends [Abstract]
Declaration of Dividend [Text Block]
Details of the final dividends of 2010 are set forth in the table below:

	Ordinary shareholders	E ordinary shareholders
	Final dividend	Final dividend
	of 2010	of 2010

Declaration date	Feb 15, 2011	Feb 15, 2011
Record date	Mar 11, 2011	Mar 11, 2011
Payment date - Ordinary / E ordinary shareholders	Mar 18, 2011	Mar 18, 2011
Payment date - CDIs	Mar 18, 2011	-
Payment date - GhDSs	Mar 21, 2011	-
Payment date - ADSs	Mar 28, 2011	-

Dividend amount per share (US cents)	11.260	5.630
Dividend amount per share (South African cents)	80.0	40.0

Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	3 Months Ended
Mar. 31, 2011
Fair Value Measurements
Fair Value Measurements

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level within the hierarchy as at March 31, 2011 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	619			619
Marketable equity securities	124			124
Mandatory convertible bonds	(849)			(849)
Warrants on shares		3		3
Option component of convertible bonds		(162)		(162)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in Long-term debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Options associated with marketable equity securities and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:

2011

Market quoted bond price (percent)	123.25
Fair value of bond excluding conversion feature (percent)	101.23
Fair value of conversion feature (percent)	22.02
Total issued bond value ( $ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

			Three months ended March 31,
						2011
							(unaudited)
							(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the three months ended March 31, 2011, the Company fully impaired and wrote-off certain assets in South Africa. This resulted in a loss, which is included in earnings, of:					1

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(1)

Supplemental Condensed Consolidating Financial Information	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Condensed Financial Information Abstract
Condensed Financial Information

AngloGold Ashanti Holdings plc (“IOMco”), a wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”).  Refer to Notes E “Debt” and O ”Commitments and Contingencies”.   IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the Americas and Australasia).  The following is condensed consolidating financial information for the Company as of March 31, 2011 and December 31, 2010 and for the three months ended March 31, 2011 and 2010, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”).  For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method.  The following supplemental condensed consolidating financial information should be read in conjunction with the Company's condensed consolidated financial statements.

Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	591	-	884	(40)	1,435

Product sales	560	-	862	-	1,422
Interest, dividends and other	31	-	22	(40)	13

Costs and expenses	412	30	627	8	1,077

Production costs	251	-	457	-	708
Exploration costs	4	4	49	-	57
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	56	9	6	(3)	68
Royalties paid	14	-	26	-	40
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Interest expense	2	17	25	-	44
Accretion expense	3	-	4	-	7
Employment severance costs	3	-	1	-	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	-	11	(2)
Non-hedge derivative gain and movement on bonds	-	-	(41)	-	(41)

Income/(loss) before income tax provision	179	(30)	257	(48)	358
Taxation expense	(59)	-	(65)	-	(124)
Equity income in associates	7	2	-	-	9
Equity income/(loss) in subsidiaries	123	111	-	(234)	-
Income/(loss) from continuing operations	250	83	192	(282)	243
Preferred stock dividends	(13)	-	(13)	26	-
Net income/(loss)	237	83	179	(256)	243
Less: Net income attributable to noncontrolling interests	-	-	(6)	-	(6)

Net income/(loss) - attributable to AngloGold Ashanti	237	83	173	(256)	237

Condensed consolidating balance sheets
AT MARCH 31, 2011
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,064	2,267	3,338	(4,665)	2,004
Cash and cash equivalents	181	156	282	-	619
Restricted cash	1	-	17	-	18
Receivables, inter-group balances and other current assets	882	2,111	3,039	(4,665)	1,367
Property, plant and equipment, net	2,136	-	3,760	-	5,896
Acquired properties, net	208	-	617	-	825
Goodwill	-	-	199	(17)	182
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	25	-	25
Materials on the leach pad	-	-	350	-	350
Other long-term assets and deferred taxation assets	3,480	856	909	(4,161)	1,084

Total assets	6,888	3,123	9,215	(8,843)	10,383

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,139	1,617	5,481	(7,312)	925
Other non-current liabilities	52	-	67	(51)	68
Long-term debt	38	994	1,499	-	2,531
Derivatives	-	-	162	-	162
Deferred taxation liabilities	702	-	489	7	1,198
Provision for environmental rehabilitation	174	-	355	-	529
Other accrued liabilities	-	-	44	-	44
Provision for pension and other post-retirement medical benefits	161	-	15	-	176
Commitments and contingencies	-	-	-	-	-
Equity	4,622	512	1,103	(1,487)	4,750
Stock issued	13	4,627	897	(5,524)	13
Additional paid in capital	8,685	363	219	(582)	8,685
Accumulated (deficit)/profit	(3,675)	(4,478)	(4,223)	8,701	(3,675)
Accumulated other comprehensive income and reserves	(401)	-	4,083	(4,083)	(401)
Total AngloGold Ashanti stockholders' equity	4,622	512	976	(1,488)	4,622
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,888	3,123	9,215	(8,843)	10,383

Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	272	41	216	(26)	503
Net income/(loss)	237	83	179	(256)	243
Reconciled to net cash provided by/(used) in by operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	8	11	6
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Deferred taxation	56	-	13	-	69
Other non cash items	(165)	(113)	43	219	(16)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	2	-	5	-	7

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	75	57	(132)	-	-
Receivables	(3)	-	(63)	-	(66)
Inventories	3	-	(2)	-	1
Accounts payable and other current liabilities	(15)	14	67	-	66

Net cash used in investing activities	(85)	(19)	(165)	-	(269)
Increase in non-current investments	-	(19)	(36)	-	(55)
Additions to property, plant and equipment	(95)	-	(139)	-	(234)
Proceeds on sale of mining assets	1	-	1	-	2
Proceeds on sale of investments	-	-	15	-	15
Proceeds from disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	5	-	5

Net cash (used)/generated by financing activities	(154)	20	(86)	26	(194)
Repayments of debt	(99)	(50)	(3)	-	(152)
Issuance of stock	1	40	(40)	-	1
Dividends (paid)/received	(56)	30	(43)	26	(43)

Net increase/(decrease) in cash and cash equivalents	33	42	(35)	-	40
Effect of exchange rate changes on cash	(4)	-	(3)	-	(7)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – March 31,	181	156	282	-	619

Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	429	(1)	700	(17)	1,111

Product sales	410	-	685	-	1,095
Interest, dividends and other	19	(1)	15	(17)	16

Costs and expenses	347	14	518	-	879

Production costs	233	-	367	-	600
Exploration costs	2	1	37	-	40
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses	27	-	10	3	40
Royalties paid	1	-	24	-	25
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	89	-	86	-	175
Impairment of assets	-	-	9	-	9
Interest expense	1	10	17	-	28
Accretion expense	2	-	3	-	5
Employment severance costs	6	-	1	-	7
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	3	6	(3)	12
Non-hedge derivative gain and movement on bonds	(17)	-	(44)	-	(61)

Income/(loss) before income tax provision	82	(15)	182	(17)	232
Taxation expense	(15)	-	(61)	-	(76)
Equity income in associates	25	-	-	-	25
Equity income/(loss) in subsidiaries	86	54	-	(140)	-
Income/(loss) from continuing operations	178	39	121	(157)	181
Preferred stock dividends	(9)	-	(9)	18	-
Net income/(loss)	169	39	112	(139)	181
Less: Net income attributable to noncontrolling interests	-	-	(12)	-	(12)

Net income/(loss) - attributable to AngloGold Ashanti	169	39	100	(139)	169

Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash (used) in/provided by operating activities	(24)	(29)	225	(18)	154
Net income/(loss)	169	39	112	(139)	181
Reconciled to net cash (used) in/provided by in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	3	6	(3)	12
Depreciation, depletion and amortization	89	-	86	-	175
Impairment of assets	-	-	9	-	9
Deferred taxation	2	-	14	-	16
Other non cash items	(212)	(62)	(18)	124	(168)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	8	-	9

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(43)	(13)	56	-	-
Receivables	(7)	3	(42)	-	(46)
Inventories	(22)	-	(2)	-	(24)
Accounts payable and other current liabilities	(7)	1	(4)	-	(10)

Net cash used in investing activities	(52)	(8)	(56)	-	(116)
Increase in non-current investments	(2)	(8)	(18)	-	(28)
Additions to property, plant and equipment	(82)	-	(87)	-	(169)
Proceeds on sale of mining assets	-	-	2	-	2
Proceeds on sale of investments	-	-	7	-	7
Proceeds on disposal of associate	1	-	-	-	1
Cash effects from hedge restructuring	31	-	45	-	76
Loans receivable advanced	-	-	(5)	-	(5)

Net cash (used)/generated by financing activities	(45)	(276)	(102)	18	(405)
Repayments of debt	-	(350)	(2)	-	(352)
Issuance of stock	-	35	(35)	-	-
Proceeds from debt	-	-	35	-	35
Cash effects from hedge restructuring	(1)	-	(52)	-	(53)
Dividends (paid)/received	(44)	39	(48)	18	(35)

Net (decrease)/increase in cash and cash equivalents	(121)	(313)	67	-	(367)
Effect of exchange rate changes on cash	1	-	(1)	-	-
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – March 31,	111	265	357	-	733

Condensed consolidating balance sheets
AT DECEMBER 31, 2010
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074

Total assets	6,911	3,001	9,703	(9,227)	10,388

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated (deficit)/profit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388

Accounting Developments (Policies)	3 Months Ended
Mar. 31, 2011
Summary Of Accounting Policies [Abstract]
Finance Loans And Leases Receivable Policy	Disclosures about the credit quality of financing receivables and the allowance for credit losses In July 2010, the FASB issued guidance for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
Fair Value Measurements Policy, Updated Guidance [Text Block]

Fair value measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of the updated guidance had no impact on the Company's financial statements as the Company does not have Level 3 fair value measurements.

Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The amendments are effective in the first quarter of 2012. The Company does not expect the adoption of the updated guidance to have a material impact on the Company’s financial statements.
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Presentation of comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The current option in US GAAP that permits the presentation of other comprehensive income in the statement of changes in equity will be eliminated. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. The Company plans to adopt the two consecutive statement approach and does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.

Inventories (Tables)	3 Months Ended
Mar. 31, 2011
Inventory Current And Non Current Net [Abstract]
Inventory Current [Text Block]
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	183	184
Gold on hand (doré/bullion)	46	77
Ore stockpiles	349	324
Uranium oxide and sulfuric acid	38	43
Supplies	261	255
	877	883
Less: Materials on the leach pad(1)	(92)	(91)
	785	792
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	350	331
Ore stockpiles	25	27
	375	358
Less: Materials on the leach pad(1)	(350)	(331)
	25	27
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairments (Tables)	3 Months Ended
Mar. 31, 2011
Impairment Tables [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Write-off of mining assets at Savuka	1	-

Continental Africa

Write-off of tailings storage facility at Iduapriem	-	8
Write-off of vehicles and heavy mining equipment at Geita	-	1
	1	9

Debt (Tables)	3 Months Ended
Mar. 31, 2011
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At March 31, 2011
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2010
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Schedule Of Line Of Credit Facilities [Text Block]

	Loan facilities
	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. During the first quarter of 2011, an amount of $50 million drawn under this facility was repaid.

	Details of the revolving credit facility are summarized as follows:

		At March 31, 2011
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
				(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

		At December 31, 2010
		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion revolving credit facility	LIBOR + 1.75	0.7	1,000	950	50
				1,000	950	50

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(In US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	636	630
Accrued interest	9	3
	645	633

Convertible bond derivative liability
Balance at beginning of period	176	175
Fair value movements on conversion features of convertible bonds	(14)	1
Balance at end of period	162	176

Schedule Of Mandatory Convertible Debt [Text Block]
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(In US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	847	872
Accrued interest included in short-term debt at fair value	2	2
	849	874

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	3 Months Ended
Mar. 31, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	5	6
Impairment of other receivables	1	4
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	1
Mining contractor termination costs	-	1
Royalties received (2)	(8)	-
Profit on disposal of the Company's subsidiary ISS International Limited (3)	(2)	-

	(2)	12

Taxation (expense)/benefit on above items	-	-

(1) Indirect taxes and legal claims are in respect of:
Ghana	5
Tanzania		2
Guinea		4

(2) Royalties received are mainly from Newmont Mining Corporation (2009 sale of Boddington Gold mine) and Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine).

(3) ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

Non-Hedge Derivative Gain (Tables)	3 Months Ended
Mar. 31, 2011
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Reclassification, Hedge Items [Text Block]

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At March 31,	At December 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative loss)	-	131
Realized settlements	-	(687)
Liability at end of period	-	-

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Text Block]

Movement on bonds

	At March 31,	At March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds	24	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note E.

Income Tax (Tables)	3 Months Ended
Mar. 31, 2011
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Components Of Income Tax Expense Benefit Continuing Operations [Text Block]
The net taxation expense in the three months ended March 31, 2011 compared to a net expense for the same period in 2010, constitutes the following:

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation	55	60
Charge for deferred taxation (1)	69	16
	124	76

Income from continuing operations before income tax and equity income in associates (2)	358	232

(1) The higher deferred taxation in 2011 mainly relates to the reversal of deferred taxation assets arising from the utilization of tax losses in South Africa.

(2) The higher tax charge for the three months ended March 31, 2011 is mainly due to higher earnings and the reversal of deferred taxation assets.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
(in US Dollars, millions)

Balance at January 1, 2011	52
Additions for tax positions identified in prior years	1
Translation	(1)
Balance as at March 31, 2011 (1)	52

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the three months ended and as at March 31, 2011, interest recognized and interest accrued amounted to:

Interest recognized during the three months ended March 31, 2011	-
Interest accrued as at March 31, 2011	8

Segment information (Tables)	3 Months Ended
Mar. 31, 2011
Entity Wide Information About Geographic Areas Abstract
Revenues by area
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	564	380
Continental Africa	543	402
Australasia	98	113
Americas	305	233
Other, including Corporate and Non-gold producing subsidiaries	5	3
	1,515	1,131
Less: Equity method investments included above	(80)	(89)
Plus: Loss on realized non-hedge derivatives included above	-	69
Total revenues	1,435	1,111

Reconciliation Of Assets From Segment To Consolidated Abstract
Segment assets
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,242	3,370
Continental Africa	4,067	4,093
Australasia	565	534
Americas	2,225	2,170
Other, including Corporate and Non-gold producing subsidiaries	284	221
Total segment assets	10,383	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation of segment income to Net income Loss attributable to AngloGold Ashanti

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	454	279
Exploration costs	(57)	(40)
General and administrative expenses	(68)	(40)
Market development costs	(3)	(3)
Non-hedge derivative gain and movement on bonds	41	61
Taxation expense	(124)	(76)
Noncontrolling interests	(6)	(12)
Net income - attributable to AngloGold Ashanti	237	169

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(1)
Continental Africa	15	26
Other, including Corporate and Non-gold producing subsidiaries	(6)	-
Total equity income in associates	9	25

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	197	91
Continental Africa	157	80
Australasia	8	33
Americas	146	120
Other, including Corporate and Non-gold producing subsidiaries	(54)	(45)
Total segment income	454	279

Segment Reporting Information Interest Revenue And Expense [Abstract]
Segment Reporting Information, Interest Revenue And Expense [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	4	5
Continental Africa	1	1
Australasia	2	-
Americas	1	2
Other, including Corporate and Non-gold producing subsidiaries	-	1
Total interest revenue	8	9

Interest expense
South Africa	2	1
Continental Africa	-	2
Americas	-	1
Other, including Corporate and Non-gold producing subsidiaries	42	24
Total interest expense	44	28

Income(Loss) Per Share Data (Tables)	3 Months Ended
Mar. 31, 2011
Schedule Of Earnings Per Share Basic By Common Class [Abstract]
Schedule Of Earnings Per Share Basic By Common Class [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	193	134
E Ordinary shares undistributed income	1	-
Total undistributed income	194	134

Ordinary shares distributed income	43	35
E Ordinary shares distributed income	-	-
Total distributed income	43	35

Numerator - Net income

Attributable to Ordinary shares	236	169
Attributable to E Ordinary shares	1	-
Total attributable to AngloGold Ashanti	237	169

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	381,272,542	362,295,477
Fully vested options(1)	1,587,017	1,186,849
Weighted average number of ordinary shares	382,859,559	363,482,326

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	834,453	733,901
Dilutive potential of convertible bonds(2)	-	-
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	383,694,012	364,216,227
Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,782,784	3,734,382

(1) Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

The calculation of diluted income per common share for the three months ended March 31, 2011 and 2010 did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2) Issuable upon the exercise of convertible bonds	33,524,615	15,384,615

Accumulated Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [Abstract]
Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [TextBlock]
Total accumulated other comprehensive income includes the following:
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)
Net cumulative loss in respect of cash flow hedges, net of tax	(2)	(2)

Total gains in respect of available for sale financial assets, net of tax	88	89
Total losses in respect of available for sale financial assets, net of tax	(1)	-

Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest [Text Block]

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	184	210
Noncontrolling interests	5	12
	189	222

Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Text Block]
Comprehensive income consists of the following:
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income	243	181
Translation (loss)/gain	(52)	23
Financial instruments	(2)	18
Total comprehensive income	189	222

Reconciliation Of Other Comprehensive Income [Abstract]
Reconciliation Of Other Comprehensive Income [Text Block]
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(385)	(654)
Translation (loss)/gain	(51)	23
Financial instruments	(2)	18
Total accumulated other comprehensive income	(438)	(613)

Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2011
General Discussion Of Pension And Other Post Retirement Benefits [Abstracts]
Schedule Of Defined Benefit Plans Disclosures [Text Block]
	Three months ended March 31,
	2011		2010
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	2	-	2	1
Interest cost	5	4	4	3
Expected return on plan assets	(7)	-	(6)	-
Net periodic benefit cost	-	4	-	4

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2011 (1)	7
	Actual contribution for the three months ended March 31, 2011	2

(1)	The Company's expected contribution to its pension plan in 2011 as disclosed in the Company's Form 20-F for the year ended December 31, 2010.

Other Long-Term Assets (Tables)	3 Months Ended
Mar. 31, 2011
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	7	7
Investments in associates - listed	3	3
Investments in equity accounted joint ventures	616	601
Carrying value of equity method investments	626	611

Investment in marketable equity securities - available for sale	124	124
Investment in marketable debt securities - held to maturity	12	13
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	101	89
Restricted cash	19	33
Other non-current assets	191	192
	1,084	1,073

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	37	35
Gross unrealized gains	88	89
Gross unrealized losses	(1)	-
Fair value (net carrying value)	124	124

The Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2011

Aggregate fair value of investments with unrealized losses	7	-	7
Aggregate unrealized losses	(1)	-	(1)

At December 31, 2010
Aggregate fair value of investments with unrealized losses	4	-	4
Aggregate unrealized losses	-	-	-

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2011
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at March 31, 2011 amounts to $3 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at March 31, 2011. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The combined maximum credit risk exposure of the Company as at March 31, 2011 is as follows.

At March 31,
2011
(unaudited)
(In US Dollars, millions)

Warrants on shares	3
3

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at March 31, 2011.

Fair Value By Balance Sheet Grouping [Text Block]
	March 31, 2011		December 31, 2010

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	619	619	575	575
Restricted cash	37	37	43	43
Short-term debt	(44)	(44)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,684)	(1,939)	(1,730)	(2,059)
Long-term debt at fair value	(847)	(847)	(872)	(872)
Derivatives	(159)	(159)	(175)	(175)
Marketable equity securities - available for sale	124	124	124	124
Marketable debt securities - held to maturity	12	14	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	101	101	89	89

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
Fair value of the derivative assets/(liabilities) split by accounting designation

		At March 31, 2011
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	3	3
Total derivatives		3	3

		At March 31, 2011
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(162)	(162)
Total derivatives		(162)	(162)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2010
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

		At December 31, 2010
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Schedule Of Nonhedge Derivative Gain Loss Recognized [Text Block]
Non-hedge derivative gain/(loss) and movement on bonds recognized
		Three months ended March 31,
		2011	2010
		(unaudited)	(unaudited)

		(in US Dollars, millions)
	Location of gain/(loss) in income
Realized
Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	9
Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	(78)
Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	(1)
Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	1
		-	(69)

Unrealized
Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	(90)
Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	175
Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	14	48
Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	3	(3)
Fair value movement on mandatory convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	24	-
		41	130

Non-hedge derivative gain and movement on bonds		41	61

Schedule Of Cash Flow Hedged Derivatives Included In Other Comprehensive Income [Text Block]
Other comprehensive income
Three months ended March 31, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		-		-

Other comprehensive income
Three months ended March 31, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		-		-

Other comprehensive income

	Three months ended March 31, 2010
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	37	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		37		-

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognised in 2011	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognised in 2010	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	15	37	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	15	37	(3)
After tax totals	(22)	(4)	24	(2)

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2011
Commitments And Contingencies Tables [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At March 31,
2011
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	274
Authorized by the directors but not yet contracted for	2,388
2,662
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing credit facilities and, potentially, additional credit facilities or debt instruments.

Schedule Of Contingencies And Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At March 31,
2011
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	95
Other tax disputes - Brazil (4)	39
Indirect taxes - Ghana (5)	11
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-

Contingent assets

Royalty - Boddington Gold Mine (7)	-
Royalty - Tau Lekoa Gold Mine (8)	-

Financial guarantees

Oro Group surety (9)	15
AngloGold Ashanti USA reclamation bonds (10)	88
AngloGold Ashanti environmental guarantees (11)	167
Guarantee provided for revolving credit facility (12)	-
Guarantee provided for mandatory convertible bonds (13)	791
Guarantee provided for rated bonds (14)	1,026
Guarantee provided for convertible bonds (15)	742

Hedging guarantees
Gold delivery guarantees (16)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (17)	-
Geita Management Company Limited ("GMC") hedging guarantees (18)	-

2,974

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reliable estimate can be made for the obligation.

(2)	Deep ground water pollution - South Africa

The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for the obligation.

		At March 31,
		2011
		(unaudited)
		(in US Dollars, millions)

(3)	Sales tax on gold deliveries - Brazil

	Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of sales taxes on gold deliveries for export. AngloGold Ashanti Córrego do Sitío Mineração S.A. manages the operation. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The Company's attributable share of the assessments are as follows:
	First assessment	59
	Second assessment	36
		95

(4)	Other tax disputes - Brazil

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The Company’s attributable share of the assessment is approximately:	10

	Subsidiaries of the Company in Brazil are involved in various disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	29
		39

(5)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	11

(6)	ODMWA litigation

	The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeals in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited. A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011.

	Following the judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti.

	The Company will defend the case and any subsequent claims on their merits. Should other individuals or groups lodge similar claims, these too would be defended by the Company and adjudicated by the courts on their merits. In view of the limitation of current information for the estimation of a possible liability, no reasonable estimate can be made for this possible obligation.

		At March 31,
		2011
		(unaudited)
		(in US Dollars, millions)

(7)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Royalties received during the quarter ended March 31, 2011. See Note F.	6
	Royalties received subsequent to March 31, 2011	7

(8)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets.

	Royalties received during the quarter ended March 31, 2011. See Note F.	1

(9)	Oro Group surety	15

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(10)	AngloGold Ashanti USA reclamation bonds	88

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

At March 31,
2011
(unaudited)
(in US Dollars, millions)

(11)	AngloGold Ashanti environmental guarantees	167

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(12)	Guarantee provided for revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four year revolving credit facility.

	The total amount outstanding under this facility as at March 31, 2011 amounted to:	-

(13)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(14)	Guarantee provided for rated bonds	1,026

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(15)	Guarantee provided for convertible bonds	742

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(16)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At March 31, 2011 the Company had no open gold hedge contracts.

(17)	ATS hedging guarantees	-

The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements. At March 31, 2011 the Company had no open gold hedge contracts.

At March 31,
2011
(unaudited)
(in US Dollars, millions)

(18)	GMC hedging guarantees	-

The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements. At March 31, 2011 the Company had no open gold hedge contracts.

	Vulnerability from concentrations

	There is a concentration of risk in respect of recoverable value added tax and fuel duties from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

	The recoverable value added tax and fuel duties are summarized as follows:
	Recoverable value added tax due to the Company	47
	Recoverable fuel duties due to the Company (1)	67

(1)	Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Declaration of Dividends (Tables)	3 Months Ended
Mar. 31, 2011
Dividends [Abstract]
Shedule Of Dividend [Text Block]
Details of the final dividends of 2010 are set forth in the table below:

	Ordinary shareholders	E ordinary shareholders
	Final dividend	Final dividend
	of 2010	of 2010

Declaration date	Feb 15, 2011	Feb 15, 2011
Record date	Mar 11, 2011	Mar 11, 2011
Payment date - Ordinary / E ordinary shareholders	Mar 18, 2011	Mar 18, 2011
Payment date - CDIs	Mar 18, 2011	-
Payment date - GhDSs	Mar 21, 2011	-
Payment date - ADSs	Mar 28, 2011	-

Dividend amount per share (US cents)	11.260	5.630
Dividend amount per share (South African cents)	80.0	40.0

Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Fair Value Assets And Liabilities Measured On Recurring Basis [TextBlock]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level within the hierarchy as at March 31, 2011 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	619			619
Marketable equity securities	124			124
Mandatory convertible bonds	(849)			(849)
Warrants on shares		3		3
Option component of convertible bonds		(162)		(162)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in Long-term debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Options associated with marketable equity securities and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Fair Value Assets And Liabilities Measured On Recurring Basis Valuation Techniques [Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:

2011

Market quoted bond price (percent)	123.25
Fair value of bond excluding conversion feature (percent)	101.23
Fair value of conversion feature (percent)	22.02
Total issued bond value ( $ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
			Three months ended March 31,
						2011
							(unaudited)
							(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the three months ended March 31, 2011, the Company fully impaired and wrote-off certain assets in South Africa. This resulted in a loss, which is included in earnings, of:					1

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(1)

Supplemental condensed consolidating financial information (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Condensed Consolidating Financial Information Tables [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	591	-	884	(40)	1,435

Product sales	560	-	862	-	1,422
Interest, dividends and other	31	-	22	(40)	13

Costs and expenses	412	30	627	8	1,077

Production costs	251	-	457	-	708
Exploration costs	4	4	49	-	57
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	56	9	6	(3)	68
Royalties paid	14	-	26	-	40
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Interest expense	2	17	25	-	44
Accretion expense	3	-	4	-	7
Employment severance costs	3	-	1	-	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	-	11	(2)
Non-hedge derivative gain and movement on bonds	-	-	(41)	-	(41)

Income/(loss) before income tax provision	179	(30)	257	(48)	358
Taxation expense	(59)	-	(65)	-	(124)
Equity income in associates	7	2	-	-	9
Equity income/(loss) in subsidiaries	123	111	-	(234)	-
Income/(loss) from continuing operations	250	83	192	(282)	243
Preferred stock dividends	(13)	-	(13)	26	-
Net income/(loss)	237	83	179	(256)	243
Less: Net income attributable to noncontrolling interests	-	-	(6)	-	(6)

Net income/(loss) - attributable to AngloGold Ashanti	237	83	173	(256)	237

Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	429	(1)	700	(17)	1,111

Product sales	410	-	685	-	1,095
Interest, dividends and other	19	(1)	15	(17)	16

Costs and expenses	347	14	518	-	879

Production costs	233	-	367	-	600
Exploration costs	2	1	37	-	40
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses	27	-	10	3	40
Royalties paid	1	-	24	-	25
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	89	-	86	-	175
Impairment of assets	-	-	9	-	9
Interest expense	1	10	17	-	28
Accretion expense	2	-	3	-	5
Employment severance costs	6	-	1	-	7
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	3	6	(3)	12
Non-hedge derivative gain and movement on bonds	(17)	-	(44)	-	(61)

Income/(loss) before income tax provision	82	(15)	182	(17)	232
Taxation expense	(15)	-	(61)	-	(76)
Equity income in associates	25	-	-	-	25
Equity income/(loss) in subsidiaries	86	54	-	(140)	-
Income/(loss) from continuing operations	178	39	121	(157)	181
Preferred stock dividends	(9)	-	(9)	18	-
Net income/(loss)	169	39	112	(139)	181
Less: Net income attributable to noncontrolling interests	-	-	(12)	-	(12)

Net income/(loss) - attributable to AngloGold Ashanti	169	39	100	(139)	169

Condensed Consolidating Balance Sheet [Text Block]
Condensed consolidating balance sheets
AT MARCH 31, 2011
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,064	2,267	3,338	(4,665)	2,004
Cash and cash equivalents	181	156	282	-	619
Restricted cash	1	-	17	-	18
Receivables, inter-group balances and other current assets	882	2,111	3,039	(4,665)	1,367
Property, plant and equipment, net	2,136	-	3,760	-	5,896
Acquired properties, net	208	-	617	-	825
Goodwill	-	-	199	(17)	182
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	25	-	25
Materials on the leach pad	-	-	350	-	350
Other long-term assets and deferred taxation assets	3,480	856	909	(4,161)	1,084

Total assets	6,888	3,123	9,215	(8,843)	10,383

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,139	1,617	5,481	(7,312)	925
Other non-current liabilities	52	-	67	(51)	68
Long-term debt	38	994	1,499	-	2,531
Derivatives	-	-	162	-	162
Deferred taxation liabilities	702	-	489	7	1,198
Provision for environmental rehabilitation	174	-	355	-	529
Other accrued liabilities	-	-	44	-	44
Provision for pension and other post-retirement medical benefits	161	-	15	-	176
Commitments and contingencies	-	-	-	-	-
Equity	4,622	512	1,103	(1,487)	4,750
Stock issued	13	4,627	897	(5,524)	13
Additional paid in capital	8,685	363	219	(582)	8,685
Accumulated (deficit)/profit	(3,675)	(4,478)	(4,223)	8,701	(3,675)
Accumulated other comprehensive income and reserves	(401)	-	4,083	(4,083)	(401)
Total AngloGold Ashanti stockholders' equity	4,622	512	976	(1,488)	4,622
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,888	3,123	9,215	(8,843)	10,383

Condensed consolidating balance sheets
AT DECEMBER 31, 2010
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074

Total assets	6,911	3,001	9,703	(9,227)	10,388

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated (deficit)/profit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388

Condensed Consolidating Statement Of Cash Flows [Text Block]
Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	272	41	216	(26)	503
Net income/(loss)	237	83	179	(256)	243
Reconciled to net cash provided by/(used) in by operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	8	11	6
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Deferred taxation	56	-	13	-	69
Other non cash items	(165)	(113)	43	219	(16)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	2	-	5	-	7

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	75	57	(132)	-	-
Receivables	(3)	-	(63)	-	(66)
Inventories	3	-	(2)	-	1
Accounts payable and other current liabilities	(15)	14	67	-	66

Net cash used in investing activities	(85)	(19)	(165)	-	(269)
Increase in non-current investments	-	(19)	(36)	-	(55)
Additions to property, plant and equipment	(95)	-	(139)	-	(234)
Proceeds on sale of mining assets	1	-	1	-	2
Proceeds on sale of investments	-	-	15	-	15
Proceeds from disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	5	-	5

Net cash (used)/generated by financing activities	(154)	20	(86)	26	(194)
Repayments of debt	(99)	(50)	(3)	-	(152)
Issuance of stock	1	40	(40)	-	1
Dividends (paid)/received	(56)	30	(43)	26	(43)

Net increase/(decrease) in cash and cash equivalents	33	42	(35)	-	40
Effect of exchange rate changes on cash	(4)	-	(3)	-	(7)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – March 31,	181	156	282	-	619

Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash (used) in/provided by operating activities	(24)	(29)	225	(18)	154
Net income/(loss)	169	39	112	(139)	181
Reconciled to net cash (used) in/provided by in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	3	6	(3)	12
Depreciation, depletion and amortization	89	-	86	-	175
Impairment of assets	-	-	9	-	9
Deferred taxation	2	-	14	-	16
Other non cash items	(212)	(62)	(18)	124	(168)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	8	-	9

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(43)	(13)	56	-	-
Receivables	(7)	3	(42)	-	(46)
Inventories	(22)	-	(2)	-	(24)
Accounts payable and other current liabilities	(7)	1	(4)	-	(10)

Net cash used in investing activities	(52)	(8)	(56)	-	(116)
Increase in non-current investments	(2)	(8)	(18)	-	(28)
Additions to property, plant and equipment	(82)	-	(87)	-	(169)
Proceeds on sale of mining assets	-	-	2	-	2
Proceeds on sale of investments	-	-	7	-	7
Proceeds on disposal of associate	1	-	-	-	1
Cash effects from hedge restructuring	31	-	45	-	76
Loans receivable advanced	-	-	(5)	-	(5)

Net cash (used)/generated by financing activities	(45)	(276)	(102)	18	(405)
Repayments of debt	-	(350)	(2)	-	(352)
Issuance of stock	-	35	(35)	-	-
Proceeds from debt	-	-	35	-	35
Cash effects from hedge restructuring	(1)	-	(52)	-	(53)
Dividends (paid)/received	(44)	39	(48)	18	(35)

Net (decrease)/increase in cash and cash equivalents	(121)	(313)	67	-	(367)
Effect of exchange rate changes on cash	1	-	(1)	-	-
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – March 31,	111	265	357	-	733

Inventories (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Inventory Long Term [Abstract]
Metals in process	$ 350	$ 331
Ore stockpiles	25	27
Inventory Gross Long Term	375	358
Less: Heap leach inventory	(350)	(331)
Net Long Term Inventories	25	27
Inventory Short Term [Abstract]
Metals in process	183	184
Gold on hand (dore/bullion)	46	77
Ore stockpiles	349	324
Uranium oxide and sulfuric acid	38	43
Supplies	261	255
Inventory Gross	877	883
Less: Heap leach inventory	(92)	(91)
Net Short Term Inventories	$ 785	$ 792

Impairments (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Impairment Assets [Line Items]
Impairment of assets	$ 1	$ 9
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	1	0
Continental Africa [Member] | Iduapriem [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	8
Continental Africa [Member] | Geita [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 1

Debt (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	May 22, 2009	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Mar. 31, 2011 Ten Year Unsecured Notes [Member]	Dec. 31, 2010 Ten Year Unsecured Notes [Member]	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Mar. 31, 2011 Thirty Year Unsecured Notes [Member]	Dec. 31, 2010 Thirty Year Unsecured Notes [Member]	Mar. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Mar. 31, 2011 Mandatory Convertible Bonds [Member]	Dec. 31, 2010 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Apr. 20, 2010 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Mar. 31, 2011 First Rand Bank Limited [Member]
Convertible Bond Derivative Liability [Roll Forward]
Balance at beginning of period	$ 176,000,000	$ 175,000,000	$ 142,200,000
Non-hedge derivative (gain)/loss on convertible bonds	(14,000,000)	1,000,000
Balance at end of period	162,000,000	176,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate					5.38%	5.38%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility	1,000,000,000	950,000,000															1,000,000,000	950,000,000
Debt Instrument [Abstract]
Total Offering	1,000,000,000	1,000,000,000			700,000,000	700,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount	(6,000,000)	(6,000,000)			(1,000,000)	(1,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility	0	50,000,000															0	50,000,000
Line Of Credit Facility Decrease Repayments																	50,000,000
Accrued interest	26,000,000	12,000,000			17,000,000	8,000,000		9,000,000	4,000,000	9,000,000	3,000,000		2,000,000	2,000,000
Unsecured Debt [Abstract]
Unsecured Debt	1,020,000,000	1,006,000,000			716,000,000	707,000,000		304,000,000	299,000,000	645,000,000	633,000,000		849,000,000	874,000,000
Long-term debt duration (years)				10-year			30-year			5-year						4-year
Interest Rate																	LIBOR + 1.75	LIBOR + 1.75	JIBAR plus 0.95 percent
Commitment Fee Percentage																	0.70%	0.70%
Short-term debt repaid																			99,000,000
Debt Instrument, Convertible, Conversion Price Per Share												$ 47.6126
Debt Instrument Principal Outstanding										636,000,000	630,000,000
Convertible Debt Fair Value Disclosures	847,000,000	872,000,000											847,000,000	872,000,000
Line Of Credit Facility Maximum Borrowing Capacity	1,000,000,000	1,000,000,000															1,000,000,000	1,000,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument Convertible If Converted Value In Excess Of Principal										130,000
Debt Instrument, Convertible, Conversion Price Per share										$ 100,000
Convertible Debt, Dealing Days										20 consecutive dealing days
Convertible Debt Notice Period (Number of days)										five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion													18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)													$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion													14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)													$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)													$ 47.95

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 5	$ 6
Impairment of other receivables	1	4
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	1
Mining contractor termination costs	0	1
Royalties Received	8	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(2)	12
Tax Expense (Benefit) on items above	0	0
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (2)	$ 0

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 5	$ 6
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	5	0
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	0	2
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 0	$ 4

Non-Hedge Derivative Gain (Details) (USD $) In Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Derivative Instruments Gain Loss In Statement Of Financial Performance Abstract
Three Year Time Period, Mandatory Convertible Debt			three-year
Gain on non-hedge derivatives	$ 17	$ 61
Fair Value Disclosures, Movement on Bonds [Abstract]
Derivative Instruments Not Designated As Hedging Instruments, Fair Value Movement, Mandatory Convertible Debt	24	0
Normal Purchase Sale Exempted, Re Designation [Abstact]
Liability at beginning of period	0	556	556
Fair value movements (recorded in non-hedge derivative loss)	0		131
Realized settlements	0		(687)
Liability at end of period	$ 0		$ 0

Income Tax (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Tax Expense Benefit Continuing Operations Abstract
Current Income Tax Expense Benefit	$ 55	$ 60
Deferred taxation	69	16
Taxation expense	124	76
Loss from continuing operations before income tax and equity income in affiliates	358	232
Income Tax Uncertainties [Abstract]
Unrecognized Tax Benefits At Beginning Of Period	52
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	1
Translation	(1)
Unrecognized Tax Benefits At End Of Period	52
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	0
Unrecognized Tax Benefits Interest On Income Taxes Accrued	$ 8

Segment information (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Schedule of Segment Reporting Information, by Segment [Line Items]
Assets Held-for-sale, Current	$ 2		$ 16
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	1,515	1,131
Less: Equity Method Investments Included Above	(80)	(89)
Plus: Loss On Realized Non-Hedge Derivatives Included Above	0	69
Sales and other income	1,435	1,111
Interest revenue	8	9
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	44	28
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	9	25
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	10,383		10,388
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	454	279
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	454	279
Exploration Cost	(57)	(40)
General and administrative expenses	(68)	(40)
Market development costs	(3)	(3)
Non-hedge derivative gain and movement on bonds	41	61
Taxation expense (see note H)	(124)	(76)
Less: Net income attributable to noncontrolling interests	(6)	(12)
Net income/(loss) - attributable to AngloGold Ashanti	237	169
South Africa [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	564	380
Interest revenue	4	5
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	2	1
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	0	(1)
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	3,242		3,370
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	197	91
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	197	91
Continental Africa [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	543	402
Interest revenue	1	1
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	0	2
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	15	26
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	4,067		4,093
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	157	80
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	157	80
Australasia [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	98	113
Interest revenue	2	0
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	565		534
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	8	33
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	8	33
Americas [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	305	233
Interest revenue	1	2
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	0	1
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	2,225		2,170
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	146	120
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	146	120
Other Areas [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Revenues By Area	5	3
Interest revenue	0	1
Segment Reporting Information, Interest Expense [Abstract]
Interest expense	42	24
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(6)	0
Reconciliation Of Assets From Segment To Consolidated Abstract
Total assets	284		221
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(54)	(45)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment income/(loss)	(54)	(45)
I S S International Limited and I S S Pacific Limited [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Assets Held-for-sale, Current	0		15
Rand Refinery [Member]
Schedule of Segment Reporting Information, by Segment [Line Items]
Assets Held-for-sale, Current	$ 2		$ 1

Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Effect Of Dilutive Potential Ordinary Shares [Abstract]
Dilutive potential of stock incentive options Shares	834,453	733,901
Dilutive potential of convertible bonds Shares	0	0
Dilutive potential of E Ordinary shares	0	0
Antidilutive Convertible Debt Securities Excluded From Computation Of Earnings Per Share	33,524,615	15,384,615
Undistributed Income [Abstract]
Total undistributed income	$ 194	$ 134
Distributed Income [Abstract]
Dividends paid to common stockholders	43	35
Numerator - Net income
Net Income	237	169
Common stock [Member]
Undistributed Income [Abstract]
Total undistributed income	193	134
Distributed Income [Abstract]
Dividends paid to common stockholders	43	35
Numerator - Net income
Net Income	236	169
Denominator For Basic Income Per Ordinary Share [Abstract]
Ordinary shares	381,272,542	362,295,477
Fully Vested Options Shares	1,587,017	1,186,849
Weighted average number of ordinary shares	382,859,559	363,482,326
Ordinary shares - diluted Weighted Shares	383,694,012	364,216,227
E Ordinary Shares [Member]
Undistributed Income [Abstract]
Total undistributed income	1	0
Distributed Income [Abstract]
Dividends paid to common stockholders	0	0
Numerator - Net income
Net Income	$ 1	$ 0
Denominator For Basic Income Per Ordinary Share [Abstract]
E Ordinary shares - basic Shares	2,782,784	3,734,382

Accumulated Other Comprehensive Income (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Opening balance	$ (385)	$ (654)
Translation gain	(51)	23
Financial instruments	(2)	18
Accumulated other comprehensive income	(438)	(613)
Net Cumulative Loss In Respect Of Cash Flow Hedges	(2)		(2)
Total gains in respect of available for sale financial assets, net of tax	88		89
Total losses in respect of available for sale financial assets, net of tax	(1)		0
Comprehensive income consists of the following:
Net income/(loss)	243	181
Translation gain	(52)	23
Financial instruments	(2)	18
Comprehensive Income Net Of Tax	189	222
Total comprehensive income attributable to:
AngloGold Ashanti	184	210
Noncontrolling interests	5	12
Comprehensive Income Net Of Taxation	$ 189	$ 222

Employee Benefit Plans (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Contributions By Employer	$ 2
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year	7
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	2	2
Defined Benefit Plan Interest Cost	5	4
Defined Benefit Plan Expected Return On Plan Assets	(7)	(6)
Defined Benefit Plan Net Periodic Benefit Cost	0	0
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	0	1
Defined Benefit Plan Interest Cost	4	3
Defined Benefit Plan Expected Return On Plan Assets	0	0
Defined Benefit Plan Net Periodic Benefit Cost	$ 4	$ 4

Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Available For Sale Securities Continuous Unrealized Loss Position Less Than Twelve Months Fair Value	$ 7	$ 4
Available For Sale Securities Continuous Unrealized Loss Position Twelve Months Or Longer Fair Value	0	0
Available For Sale Securities Continuous Unrealized Loss Position Fair Value	7	4
Available For Sale Securities Continuous Unrealized Loss Position Less Than 12 Months Aggregate Losses	(1)	0
Available For Sale Securities Continuous Unrealized Loss Position 12 Months Or Longer Aggregate Losses	0	0
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses	(1)	0
Available For Sale Securities Noncurrent [Abstract]
Cost	37	35
Gross unrealized gains	88	89
Gross unrealized losses	(1)	0
Fair value (net carrying value)	124	124
Number Of Investments	4
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities Up To Three Years Net Carrying Amount	1
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	11
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	101
Held To Maturity Securities Debt Maturities Without Single Maturity Date Net Carrying Amount	12	13
Restricted cash	19	33
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	124	124
Investment in marketable debt securities - held to maturity	12	13
Investment in non-marketable assets - held to maturity	2	2
Cost Method Investments	9	9
Investment in non-marketable debt securities - held to maturity	101	89
Restricted cash	19	33
Other non-current assets	191	192
Other long-term assets	1,084	1,073
Held To Maturity Securities Fair Value	14	14
Held To Maturity Securities Unrecognized Holding Gains	2	1
Other Non Current Assets, Unsecured [Abstract]
Notes And Loans Receivable Net Noncurrent	12	8
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	626	611
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	7	7
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	3	3
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 616	$ 601

Derivative Instruments (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net	17	61
Cash Flow Hedge Open Derivative Instrument Liabilities At Fair Value	0
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	41	130
Realized	0	(69)
Non-hedge derivative gain and movement on bonds	41	61
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non hedge accounted assets	3		1
Nonhedge accounted liabilities	(162)		(176)
Derivative Assets Current	3		1
Derivative Liabilities, Noncurrent	(162)		(176)
Derivative Assets	3		1
Derivative Liabilities	(162)		(176)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income, Effective Portion, Net	0	0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net	0	37
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(55)
Changes in fair value and other movements recognised	0	15
Reclassification adjustments before tax	0	37
Reclassification adjustments - after tax	0	24
Accumulated other comprehensive income as of March 31	(3)	(3)
Accumulated Other Comprehensive income as of March 31, Net of tax	(2)	(2)	(2)	(22)
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease	0	(4)
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	3
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	619	733	575	1,100
Short-term debt	(44)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,684)		(1,730)
Long-term debt at fair value	(847)		(872)
Investment in marketable equity securites - available for sale	124		124
Investment in marketable debt securities - held to maturity	12		13
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	101		89
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	0	(90)
Realized	0	9
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Forward Contracts [Member] | Currency [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Realized	0	(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Commodity [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	0	175
Realized	0	(78)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Currency [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Realized	0	1
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	14	48
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Warrant [Member] | Equity [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	3	(3)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized	24	0
Product Sales [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net	0	37
Forward Contracts [Member] | Commodity [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income, Effective Portion, Net	0	0
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(162)		(176)
Derivative Liabilities, Noncurrent	(162)		(176)
Warrant [Member] | Equity [Member]
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	3
Warrant [Member] | Equity [Member] | Derivative Assets, Current [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non hedge accounted assets	3		1
Derivative Assets Current	3		1
Gold [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1		(52)
Changes in fair value and other movements recognised		15
Reclassification adjustments before tax		37
Accumulated other comprehensive income as of March 31		0
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognised	0	0
Reclassification adjustments before tax	0	0
Accumulated other comprehensive income as of March 31	(3)	(3)
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	619		575
Restricted cash	37		43
Short-term debt	(44)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,684)		(1,730)
Long-term debt at fair value	(847)		(872)
Derivatives	(159)		(175)
Investment in marketable equity securites - available for sale	124		124
Investment in marketable debt securities - held to maturity	12		13
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	101		89
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	619		575
Restricted cash	37		43
Short-term debt	(44)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,939)		(2,059)
Long-term debt at fair value	(847)		(872)
Derivatives	(159)		(175)
Investment in marketable equity securites - available for sale	124		124
Investment in marketable debt securities - held to maturity	14		14
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	$ 101		$ 89

Commitments and Contingencies (Details)	3 Months Ended						3 Months Ended													3 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 USD ( $)	Dec. 31, 2010 USD ( $)	Mar. 31, 2011 Oro Group [Member] USD ( $)	Mar. 31, 2011 Anglo Gold Ashanti United States Of America [Member] USD ( $)	Mar. 31, 2011 Anglo Gold Ashanti [Member] USD ( $)	Jun. 30, 2011 Boddington Gold Mine [Member] USD ( $)	Mar. 31, 2011 Boddington Gold Mine [Member] USD ( $)	Mar. 31, 2011 Tau Lekoa Gold Mine [Member] USD ( $)	Mar. 31, 2011 Geita Management Company Limited [Member] USD ( $)	Mar. 31, 2011 Geita Management Company Limited [Member] USD ( $)	Mar. 31, 2011 Ashanti Treasury Services Limited [Member] USD ( $)	Mar. 31, 2011 South Africa [Member] USD ( $)	Mar. 31, 2011 Brazil [Member] USD ( $)	Mar. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ( $)	Mar. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ( $)	Mar. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ( $)	Mar. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ( $)	Mar. 31, 2011 Ghana [Member] USD ( $)	Mar. 31, 2011 Revolving Credit Facility [Member] USD ( $)	Mar. 31, 2011 Rated Bonds [Member] USD ( $)	Mar. 31, 2011 Convertible Debt [Member] USD ( $)	May 22, 2009 Convertible Debt [Member] USD ( $)	Mar. 31, 2011 Mandatory Convertible Bonds [Member] USD ( $)	Mar. 31, 2011 Ten Year Unsecured Notes [Member] USD ( $)	Mar. 31, 2011 Thirty Year Unsecured Notes [Member] USD ( $)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 274,000,000
Authorized by the directors but not yet contracted for	2,388,000,000
Total Capital Expenditure Commitments	2,662,000,000
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	2,974,000,000
Financial Guarantees [Line Items]
Financial Guarantees Surety				15,000,000
Financial Guarantees Reclamation Bonds					88,000,000
Financial Guarantees Environmental Guarantees						167,000,000
Financial Guarantees Surety Maximum Liability (ZAR)				100,000,000
Gain Contingency [Line Items]
Contingent Assets Royalty								0	0
Royalties received during the quarter ended March 31, 2011. See Note F	8,000,000	0						6,000,000	1,000,000
Royalties received subsequent to March 31, 2011							7,000,000
Contingent Assets Rate Payable Dollar Per Ounce								600
Contingent Assets Maximum Royalty Cap								100,000,000
Contingent Assets Royalty On Further Production Receivable Ounce									1,500,000
Contingent Assets Maximum Gold Price Before Royalty Entitlement ZAR Per Kilogram									180,000
Contingent Assets Royalty Payment Rate Percentage									3.00%
Royalty Revenue Received Collection Period (number of days)								forty five days
Vulnerability From Concentrations [Abstract]
Vulnerability From Concentrations Discount Rate										7.82%
Vulnerability From Concentrations Recoverable Value Added Tax										47,000,000
Vulnerability From Concentrations Fuel Duties										67,000,000
Hedging Guarantees [Line Items]
Hedging Guarantees											0	0
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Deep Groundwater Pollution													0
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Gold Deliveries Sales Tax														95,000,000	59,000,000	36,000,000
Contingent Liabilities Other Tax Disputes														39,000,000			10,000,000	29,000,000
Contingent Liabilities Indirect Taxes																			11,000,000
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure																				0	1,026,000,000	742,000,000		791,000,000
Line Of Credit Facility Maximum Borrowing Capacity	1,000,000,000		1,000,000,000																	1,000,000,000
Line Of Credit Facility Revolving Credit Facility Period (Years)																				four year
Debt Instrument Face Amount	$ 1,000,000,000		$ 1,000,000,000																				$ 732,500,000	$ 789,000,000	$ 700,000,000	$ 300,000,000
Debt Instrument Interest Rate Stated Percentage																							3.50%	6.00%	5.38%	6.50%

Recent Developments (Details) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 Bokamoso Esop [Member] ZAR	Mar. 31, 2011 Izingwe [Member] ZAR
Subsequent Events [Line Items]
Employee Stock Ownership Plan ESOP Restructuring Strike Price (ZAR Per Share)		320	330
Employee Stock Ownership Plan ESOP Restructuring Maximum Payout (ZAR Per Share)		90	70
Employee Stock Ownership Plan ESOP Restructuring Minimum Payout (ZAR Per Share)		40	40
Employee Stock Ownership Plan E S O P Restructuring Tranches	two tranches
Employee Stock Ownership Plan ESOP Restructuring Additional Time Period (Years)		One	One
Subsequent Event Amount	$ 18
Subsequent Event, Amount Recorded Within Next Periods	$ 12
Subsequent Events [Abstract]
Dividend Payment Percentage To E Ordinary Shareholders In Cash		50.00%	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise Price		50.00%	50.00%

Declaration of Dividends (Details) (Final Dividend Prior Year [Member])	3 Months Ended
	Mar. 31, 2011 Common stock [Member] C D Is [Member]	Mar. 31, 2011 Common stock [Member] G H Ds [Member]	Mar. 31, 2011 Common stock [Member] A D Ss [Member]	Mar. 31, 2011 Common stock [Member] ZAR	Mar. 31, 2011 Common stock [Member] USD ( $)	Mar. 31, 2011 E Ordinary Shares [Member] ZAR	Mar. 31, 2011 E Ordinary Shares [Member] USD ( $)	Mar. 31, 2011 C D Is [Member]	Mar. 31, 2011 G H Ds [Member]	Mar. 31, 2011 A D Ss [Member]
Dividends Payable [Line Items]
Declaration date				Feb 15, 2011	Feb 15, 2011	Feb 15, 2011	Feb 15, 2011
Record date				Mar 11, 2011	Mar 11, 2011	Mar 11, 2011	Mar 11, 2011
Dividends Date To Be Paid Day Month And Year	Mar 18, 2011	Mar 21, 2011	Mar 28, 2011	Mar 18, 2011	Mar 18, 2011	Mar 18, 2011	Mar 18, 2011
Common Stock Dividends Per Share Declared				0.8	$ 0.1126	0.4	$ 0.0563
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)									100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)								0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)										1

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Fair Value Disclosure [Member]	Mar. 31, 2011 Fair Value Inputs Level 1 [Member]	Mar. 31, 2011 Fair Value Inputs Level 1 [Member]	Mar. 31, 2011 Fair Value Inputs Level 1 [Member]	Mar. 31, 2011 Fair Value Inputs Level 2 [Member]	Mar. 31, 2011 Fair Value Inputs Level 2 [Member]	Mar. 31, 2011 Fair Value Inputs Level 2 [Member]	Mar. 31, 2011 Fair Value Inputs Level 3 [Member]	Mar. 31, 2011 Fair Value Inputs Level 3 [Member]	Mar. 31, 2011 Fair Value Inputs Level 3 [Member]	Mar. 31, 2011 Fair Value Assets Measured On Nonrecurring Basis Gains Losses [Member]	Mar. 31, 2011 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Long-lived assets abandoned			$ 0	$ 0			$ 0			$ 0			$ (1)
Impairment Of Long Lived Assets Held For Use	1
Fair Value Assets Measured On Recurring Basis Financial Statement Captions [Line Items]
Cash And Cash Equivalents	619				619			0			0
Marketable Equity Securities	124				124			0			0
Fair Value Liabilities Measured On Recurring Basis Financial Statement Captions [Line Items]
Mandatory convertible bonds	(849)					(849)			0			0
Warrants And Rights Outstanding	3					0			3			0
Option Component Of Convertible Bonds	(162)					0			(162)			0
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)														123.25%
Fair value of bond excluding conversion feature (percent)														101.23%
Fair value of conversion feature (percent)														22.02%
Total issued bond value ( $ million)	$ 1,000	$ 1,000												$ 732.5	$ 732.5

Supplemental condensed consolidating financial information (Details) (USD $) In Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Statement of income [Abstract]
Sales and other income	$ 1,435	$ 1,111
Product sales	1,422	1,095
Interest, dividends and other	13	16
Costs and expenses	1,077	879
Production costs	708	600
Exploration costs	57	40
Related Party Transactions	(4)	(4)
General and administrative expenses/(recoveries)	68	40
Royalties paid	40	25
Market development costs	3	3
Depreciation, depletion and amortization	192	175
Impairment of assets (see note D)	1	9
Interest expense	44	28
Accretion expense	7	5
Employment severance costs	4	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(2)	12
Non-hedge derivative gain and movement on bonds (see note G)	(41)	(61)
Income/(loss) before income tax provision	358	232
Taxation expense (see note H)	(124)	(76)
Equity income in associates	9	25
Equity income/(loss) in subsidiaries	0	0
Net income/(loss) from continuing operations	243	181
Preferred Stock Dividends	0	0
Net income/(loss)	243	181
Less: Net income attributable to noncontrolling interests	(6)	(12)
Net income/(loss) - attributable to AngloGold Ashanti	237	169
ASSETS
Current Assets	2,004		1,997
Cash and cash equivalents	619	733	575	1,100
Restricted cash	18		10
Receivables, inter-group balances and other current assets	1,367		1,412
Property, plant and equipment, net	5,896		5,926
Acquired properties, net	825		836
Goodwill	182		180
Other intangibles, net	17		17
Other long-term inventory (see note C)	25		27
Materials on the leach pad	350		331
Other long-term assets and deferred taxation assets	1,084		1,074
Total assets	10,383		10,388
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	925		1,004
Other non-current liabilities	68		69
Long Term Debt	2,531		2,602
Derivatives	162		176
Deferred taxation liabilities	1,198		1,200
Provision for environmental rehabilitation	529		530
Other accrued liabilities	44		38
Provision for pension and other post-retirement medical benefits	176		180
Commitments and contingencies
Equity	4,750	3,633	4,589	3,445
Stock issued	13		13
Additional paid in capital	8,685		8,670
Accumulated (deficit)/profit	(3,675)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(401)		(348)
Total AngloGold Ashanti stockholders' equity	4,622		4,466
Noncontrolling interests	128		123
Total liabilities and equity	10,383		10,388
Parent Company [Member]
Statement of income [Abstract]
Sales and other income	591	429
Product sales	560	410
Interest, dividends and other	31	19
Costs and expenses	412	347
Production costs	251	233
Exploration costs	4	2
Related Party Transactions	(4)	(4)
General and administrative expenses/(recoveries)	56	27
Royalties paid	14	1
Market development costs	1	1
Depreciation, depletion and amortization	94	89
Impairment of assets (see note D)	1	0
Interest expense	2	1
Accretion expense	3	2
Employment severance costs	3	6
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	6
Non-hedge derivative gain and movement on bonds (see note G)	0	(17)
Income/(loss) before income tax provision	179	82
Taxation expense (see note H)	(59)	(15)
Equity income in associates	7	25
Equity income/(loss) in subsidiaries	123	86
Net income/(loss) from continuing operations	250	178
Preferred Stock Dividends	(13)	(9)
Net income/(loss)	237	169
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	237	169
ASSETS
Current Assets	1,064		1,169
Cash and cash equivalents	181	111	152	231
Restricted cash	1		1
Receivables, inter-group balances and other current assets	882		1,016
Property, plant and equipment, net	2,136		2,197
Acquired properties, net	208		217
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory (see note C)	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,480		3,328
Total assets	6,888		6,911
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,139		1,293
Other non-current liabilities	52		52
Long Term Debt	38		39
Derivatives	0		0
Deferred taxation liabilities	702		720
Provision for environmental rehabilitation	174		176
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	161		165
Equity	4,622		4,466
Stock issued	13		13
Additional paid in capital	8,685		8,670
Accumulated (deficit)/profit	(3,675)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(401)		(348)
Total AngloGold Ashanti stockholders' equity	4,622		4,466
Noncontrolling interests	0		0
Total liabilities and equity	6,888		6,911
Iomco [Member]
Statement of income [Abstract]
Sales and other income	0	(1)
Product sales	0	0
Interest, dividends and other	0	(1)
Costs and expenses	30	14
Production costs	0	0
Exploration costs	4	1
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	9	0
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Interest expense	17	10
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	0	3
Non-hedge derivative gain and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(30)	(15)
Taxation expense (see note H)	0	0
Equity income in associates	2	0
Equity income/(loss) in subsidiaries	111	54
Net income/(loss) from continuing operations	83	39
Preferred Stock Dividends	0	0
Net income/(loss)	83	39
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	83	39
ASSETS
Current Assets	2,267		2,265
Cash and cash equivalents	156	265	114	578
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,111		2,151
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory (see note C)	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	856		736
Total assets	3,123		3,001
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,617		1,587
Other non-current liabilities	0		0
Long Term Debt	994		1,044
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Equity	512		370
Stock issued	4,627		4,587
Additional paid in capital	363		363
Accumulated (deficit)/profit	(4,478)		(4,580)
Accumulated Other Comprehensive Income And Reserves	0		0
Total AngloGold Ashanti stockholders' equity	512		370
Noncontrolling interests	0		0
Total liabilities and equity	3,123		3,001
Non Guarantor Subsidiaries [Member]
Statement of income [Abstract]
Sales and other income	884	700
Product sales	862	685
Interest, dividends and other	22	15
Costs and expenses	627	518
Production costs	457	367
Exploration costs	49	37
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	6	10
Royalties paid	26	24
Market development costs	2	2
Depreciation, depletion and amortization	98	86
Impairment of assets (see note D)	0	9
Interest expense	25	17
Accretion expense	4	3
Employment severance costs	1	1
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	0	6
Non-hedge derivative gain and movement on bonds (see note G)	(41)	(44)
Income/(loss) before income tax provision	257	182
Taxation expense (see note H)	(65)	(61)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Net income/(loss) from continuing operations	192	121
Preferred Stock Dividends	(13)	(9)
Net income/(loss)	179	112
Less: Net income attributable to noncontrolling interests	(6)	(12)
Net income/(loss) - attributable to AngloGold Ashanti	173	100
ASSETS
Current Assets	3,338		3,869
Cash and cash equivalents	282	357	309	291
Restricted cash	17		9
Receivables, inter-group balances and other current assets	3,039		3,551
Property, plant and equipment, net	3,760		3,729
Acquired properties, net	617		619
Goodwill	199		197
Other intangibles, net	17		17
Other long-term inventory (see note C)	25		27
Materials on the leach pad	350		331
Other long-term assets and deferred taxation assets	909		914
Total assets	9,215		9,703
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	5,481		6,116
Other non-current liabilities	67		71
Long Term Debt	1,499		1,519
Derivatives	162		176
Deferred taxation liabilities	489		471
Provision for environmental rehabilitation	355		354
Other accrued liabilities	44		38
Provision for pension and other post-retirement medical benefits	15		15
Equity	1,103		943
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(4,223)		(4,350)
Accumulated Other Comprehensive Income And Reserves	4,083		4,055
Total AngloGold Ashanti stockholders' equity	976		821
Noncontrolling interests	127		122
Total liabilities and equity	9,215		9,703
Consolidation Eliminations [Member]
Statement of income [Abstract]
Sales and other income	(40)	(17)
Product sales	0	0
Interest, dividends and other	(40)	(17)
Costs and expenses	8	0
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(3)	3
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	11	(3)
Non-hedge derivative gain and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(48)	(17)
Taxation expense (see note H)	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(234)	(140)
Net income/(loss) from continuing operations	(282)	(157)
Preferred Stock Dividends	26	18
Net income/(loss)	(256)	(139)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(256)	(139)
ASSETS
Current Assets	(4,665)		(5,306)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,665)		(5,306)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(17)		(17)
Other intangibles, net	0		0
Other long-term inventory (see note C)	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(4,161)		(3,904)
Total assets	(8,843)		(9,227)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(7,312)		(7,992)
Other non-current liabilities	(51)		(54)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	7		9
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Equity	(1,487)		(1,190)
Stock issued	(5,524)		(5,484)
Additional paid in capital	(582)		(582)
Accumulated (deficit)/profit	8,701		8,930
Accumulated Other Comprehensive Income And Reserves	(4,083)		(4,055)
Total AngloGold Ashanti stockholders' equity	(1,488)		(1,191)
Noncontrolling interests	1		1
Total liabilities and equity	$ (8,843)		$ (9,227)

Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 503	$ 154
Net income/(loss)	243	181
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	12
Depreciation, depletion and amortization	192	175
Impairment of assets (see note D)	1	9
Deferred taxation	69	16
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(16)	(168)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	7	9
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(66)	(46)
Inventories	1	(24)
Accounts payable and other current liabilities	66	(10)
Net cash (used)/generated in investing activities	(269)	(116)
Increase in non-current investments	(55)	(28)
Additions to property, plant and equipment	(234)	(169)
Proceeds on sale of mining assets	2	2
Proceeds on sale of investments	15	7
Proceeds on disposal of associates	0	1
Cash inflows from derivatives purchased	0	76
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	0	(5)
Cash of subsidiary disposed	(11)	0
Change in restricted cash	5	0
Net cash generated by financing activities	(194)	(405)
Repayments of debt	(152)	(352)
Issuance of stock	1	0
Proceeds from debt	0	35
Cash (outflows)/inflows from derivatives with financing	0	(53)
Dividends (Paid)/Received	(43)	(35)
Net increase/(decrease) in cash and cash equivalents	40	(367)
Effect of exchange rate changes on cash	(7)	0
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents ? March 31,	619	733
Cash and cash equivalents - January 1, 2011	586
Cash and cash equivalents of held for sale assets - January 1, 2011	11
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	272	(24)
Net income/(loss)	237	169
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(13)	6
Depreciation, depletion and amortization	94	89
Impairment of assets (see note D)	1	0
Deferred taxation	56	2
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(165)	(212)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	2	1
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	75	(43)
Receivables	(3)	(7)
Inventories	3	(22)
Accounts payable and other current liabilities	(15)	(7)
Net cash (used)/generated in investing activities	(85)	(52)
Increase in non-current investments	0	(2)
Additions to property, plant and equipment	(95)	(82)
Proceeds on sale of mining assets	1	0
Proceeds on sale of investments	0	0
Proceeds on disposal of associates		1
Cash inflows from derivatives purchased		31
Proceeds on disposal of subsidiary	9
Loans receivable advanced		0
Cash of subsidiary disposed	0
Change in restricted cash	0
Net cash generated by financing activities	(154)	(45)
Repayments of debt	(99)	0
Issuance of stock	1	0
Proceeds from debt		0
Cash (outflows)/inflows from derivatives with financing		(1)
Dividends (Paid)/Received	(56)	(44)
Net increase/(decrease) in cash and cash equivalents	33	(121)
Effect of exchange rate changes on cash	(4)	1
Cash and cash equivalents - January 1,	152	231
Cash and cash equivalents ? March 31,	181	111
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	41	(29)
Net income/(loss)	83	39
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	0	3
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(113)	(62)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	57	(13)
Receivables	0	3
Inventories	0	0
Accounts payable and other current liabilities	14	1
Net cash (used)/generated in investing activities	(19)	(8)
Increase in non-current investments	(19)	(8)
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of associates		0
Cash inflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced		0
Cash of subsidiary disposed	0
Change in restricted cash	0
Net cash generated by financing activities	20	(276)
Repayments of debt	(50)	(350)
Issuance of stock	40	35
Proceeds from debt		0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	30	39
Net increase/(decrease) in cash and cash equivalents	42	(313)
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	114	578
Cash and cash equivalents ? March 31,	156	265
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	216	225
Net income/(loss)	179	112
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	6
Depreciation, depletion and amortization	98	86
Impairment of assets (see note D)	0	9
Deferred taxation	13	14
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	43	(18)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	5	8
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(132)	56
Receivables	(63)	(42)
Inventories	(2)	(2)
Accounts payable and other current liabilities	67	(4)
Net cash (used)/generated in investing activities	(165)	(56)
Increase in non-current investments	(36)	(18)
Additions to property, plant and equipment	(139)	(87)
Proceeds on sale of mining assets	1	2
Proceeds on sale of investments	15	7
Proceeds on disposal of associates		0
Cash inflows from derivatives purchased		45
Proceeds on disposal of subsidiary	0
Loans receivable advanced		(5)
Cash of subsidiary disposed	(11)
Change in restricted cash	5
Net cash generated by financing activities	(86)	(102)
Repayments of debt	(3)	(2)
Issuance of stock	(40)	(35)
Proceeds from debt		35
Cash (outflows)/inflows from derivatives with financing		(52)
Dividends (Paid)/Received	(43)	(48)
Net increase/(decrease) in cash and cash equivalents	(35)	67
Effect of exchange rate changes on cash	(3)	(1)
Cash and cash equivalents - January 1,	309	291
Cash and cash equivalents ? March 31,	282	357
Cash and cash equivalents - January 1, 2011	320
Cash and cash equivalents of held for sale assets - January 1, 2011	11
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(26)	(18)
Net income/(loss)	(256)	(139)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	11	(3)
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	219	124
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of associates		0
Cash inflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced		0
Cash of subsidiary disposed	0
Change in restricted cash	0
Net cash generated by financing activities	26	18
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt		0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	26	18
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents ? March 31,	$ 0	$ 0